Financial risk review - Schedule of Bank's Loans and Securities Short-Term Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	$ 5,247	$ 5,127
Average term (days)	180 days	187 days
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	$ 5,349	$ 4,438
Average term (days)	1409 days	1388 days